Finance Costs and Income (Tables)	12 Months Ended
Dec. 31, 2018
Other Income
Schedule of Finance costs and income

	Note	31/12/2016	31/12/2017	31/12/2018
		US$’000	US$’000	US$’000
Interest expense:
Bank borrowings		1,900	3,186	3,466
Others		8	64	67
		1,908	3,250	3,533
Less:
Finance costs capitalized in leasehold land	5	(111)	—	—
		1,797	3,250	3,533

Interest income – bank deposits		(35)	(14)	(7)